Other payables and accrued liabilities (Tables)	12 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
Schedule of other payables and accrued liabilities

	September 30, 2025	September 30, 2024

Other payables	$394,228	$219,346
Salary payables	553,631	476,442
Accrued expenses and other	525,508	—
Total other payables and accrued liabilities	$1,473,367	$695,788